Regulatory Matters - Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk-based capital ratio, Actual Ratio	4
Total risk-based capital ratio, Actual Ratio	8
Citizens Holding Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 101,640	$ 98,733
Common Equity tier 1 capital ratio	101,640	98,733
Tier 1 risk-based capital ratio	101,640	98,733
Total risk-based capital ratio	$ 106,375	$ 102,488
Tier 1 leverage ratio, Actual Ratio	7.22	8.33
Common Equity tier 1 capital ratio, Actual Ratio	7.22	8.33
Tier 1 risk-based capital ratio, Actual Ratio	12.55	13.86
Total risk-based capital ratio, Actual Ratio	13.14	14.39
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 70,344	$ 59,270
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	91,448	77,051
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	64,780	56,972
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 80,975	$ 71,215
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00	5.00
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00	8.00
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00	10.00
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 56,275	$ 47,416
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	63,310	53,343
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	48,585	42,729
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 64,780	$ 56,972
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00	4.00
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00	6.00
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00	8.00
Citizens Bank of Philadelphia [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 99,170	$ 96,824
Common Equity tier 1 capital ratio	99,170	96,824
Tier 1 risk-based capital ratio	99,170	96,824
Total risk-based capital ratio	$ 103,905	$ 100,579
Tier 1 leverage ratio, Actual Ratio	7.05	8.18
Common Equity tier 1 capital ratio, Actual Ratio	7.05	8.18
Tier 1 risk-based capital ratio, Actual Ratio	12.25	13.60
Total risk-based capital ratio, Actual Ratio	12.84	14.13
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 70,326	$ 59,206
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	91,423	76,968
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	64,759	56,958
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 80,948	$ 71,198
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00	5.00
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00	8.00
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00	10.00
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 56,261	$ 47,365
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	63,293	53,285
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	48,569	42,719
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 64,759	$ 56,958
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00	4.00
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00	6.00
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00	8.00